FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Equity instruments designated at fair value through other comprehensive income (Details) - Fair value through other comprehensive income - Equity securities - COP ($)
$ in Millions
		Jun. 30, 2024	Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		$ 439,083	$ 444,357
Securities listed in Colombia
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		2	2
Securities listed in foreign countries
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		72,415	78,787
Securities unlisted | Telered S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		153,701	164,981
Securities unlisted | Asociacion Gremial de Instituciones Financieras Credibanco S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		114,551	110,786
Securities unlisted | Transacciones y Transferencias, S. A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	[1]	39,287	17,346
Securities unlisted | Compania De Procesamiento de Medios de Pago Guatemala (Bahamas), S A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		17,774	16,333
Securities unlisted | Camara de Riesgo Central de Contraparte de Colombia S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		15,763	14,998
Securities unlisted | Derecho Fiduciario Inmobiliaria Cadenalco
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		4,105	4,449
Securities unlisted | Others
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI		$ 21,485	$ 36,675

[1]	The increase is due to the valuation of the company during 2024.